Income Taxes - Components of Income Tax Expense (Benefit) (Detail: Text Values) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) jurisdiction country	Dec. 31, 2024 EUR (€) country	Dec. 31, 2023 EUR (€)
Income Taxes [Abstract]
Reduction/(increase) of total deferred tax expense due to previously unrecognized tax losses and reversal of previous write-downs and expenses from write-downs of deferred tax assets		€ 16	€ 1,100
Number of jurisdictions in calculation of Pillar Two liability for group entities | jurisdiction	60
Pillar 2 related current tax expense	€ 3	€ 3
Blended statutory tax rate across all applicable jurisdictions bottom range	27.00%	28.00%
CAMT imposed a tax rate on profits before tax	15.00%
Number of countries apply a statutory tax rate of less 15 percent | country	5	6
Domestic income tax rate used for calculating deferred tax assets and liabilities	31.30%	31.30%	31.30%
German corporate tax rate, current	15.00%
German corporate tax rate, after German tax reforms	10.00%
Positive impact from change in tax law	€ 97
Tax benefit from change in tax law	234
Tax expense from change in tax law recognized in other comprehensive income	€ 137